Note 11 - Capital Stock (Details Textual) - 12 months ended Dec. 31, 2018	$ / shares	USD ($)
FC Co [Member] | First Payment [Member]
Percentage Payment of Shares Outstanding	5.00%
Payment Formula Base Price	$ 2.351
FC Co [Member] | Second Payment [Member]
Percentage Payment of Shares Outstanding	5.00%
Payment Formula Base Price	$ 4.578
Multiple Voting Shares [Member]
Number of Votes for Multiple Voting Shares	20
Subordinate Voting Shares [Member]
Share Price	$ 93.69
Contingent Liabiilty Upon Sale of Control | $		$ 248,756